Leases (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Less current portion	$ (544)	$ (558)
Less current portion	(167)	(126)
Operating lease liabilities - noncurrent	1,059	688
Finance lease liabilities - noncurrent	471	$ 560
Operating Leases [Member]
Lessee, Lease, Description [Line Items]
2026	655
2027	582
2028	262
2029	164
2030	176
Thereafter	0
Total lease payments	1,839
Less: imputed interest	(236)
Total operating lease liabilities	1,603
Less current portion	(544)
Operating lease liabilities - noncurrent	1,059
Finance Leases [Member]
Lessee, Lease, Description [Line Items]
2026	241
2027	235
2028	194
2029	75
2030	25
Thereafter	49
Total lease payments	819
Less: imputed interest	(181)
Total lease liabilities	638
Less current portion	(167)
Finance lease liabilities - noncurrent	$ 471